Related Party Transactions (Details) - Management Company (MSA) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Annual management fees payable	$ 10.0	$ 10.0
Oil and gas management agreement, renewal term	1 year	1 year
Oil and gas management agreement, transition services term	90 days	90 days
Management fees paid	$ 2.5	$ 1.9
Due to management company		$ 7.9	$ 1.5	$ 6.2	$ 6.6